Stockholders' Equity (Details) - Schedule of reconciliation of the number of shares outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Number Of Shares Outstanding [Abstract]
Shares outstanding at beginning of year	462,581,000	463,243,000
Repurchase of capital shares, net	(445,000)	(662,000)
Shares outstanding at yearend	462,136,000	462,581,000